Statements Of Financial Highlights (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Series 1 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(76.05)	[1]	(85.22)	[1]	(82.06)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	(37.70)		(53.38)		184.52
Net gains (losses) from U.S. Treasury obligations	0.02	[1]	(0.50)	[1]	(0.26)	[1]
Net income (loss) from operations	(113.73)		(139.10)		102.20
Less profit share allocated to Managing Owner	0.00		0.00		0.00
Net income (loss) after profit allocation	(113.73)		(139.10)		102.20
NET ASSET VALUE - Beginning of year	$ 1,175.07		$ 1,314.17		$ 1,211.97
NET ASSET VALUE - End of year	1,061.34		1,175.07		1,314.17
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(6.96%)		(6.78%)		(6.66%)
Total expenses	7.10%		7.03%		7.03%
Profit share allocation	0.00%		0.00%		0.00%
Total expenses and profit share allocation	7.10%		7.03%		7.03%
Total return before profit share allocation	(9.68%)		(10.58%)		8.43%
Profit share allocation	0.00%		0.00%		0.00%
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(9.68%)		(10.58%)		8.43%
Series 2 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(33.27)	[1]	(32.99)	[1]	(23.37)	[1],[2]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	(37.52)		(54.87)		124.78	[2]
Net gains (losses) from U.S. Treasury obligations	0.23	[1]	(0.76)	[1]	(0.10)	[1],[2]
Net income (loss) from operations	(70.56)		(88.62)		101.31	[2]
Less profit share allocated to Managing Owner	0.00		0.00		28.85	[2]
Net income (loss) after profit allocation	(70.56)		(88.62)		72.46	[2]
NET ASSET VALUE - Beginning of year	1,261.94		1,350.56	[2]	1,278.10	[2]
NET ASSET VALUE - End of year	1,191.38		1,261.94		1,350.56	[2]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.78%)		(2.52%)		(2.45%)	[2]
Total expenses	2.92%		2.75%		2.80%	[2]
Profit share allocation	0.00%		0.00%		2.27%	[2]
Total expenses and profit share allocation	2.92%		2.75%		5.07%	[2]
Total return before profit share allocation	(5.59%)		(6.56%)		7.20%	[2]
Profit share allocation	0.00%		0.00%		(1.53%)	[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(5.59%)		(6.56%)		5.67%	[2]
Series 3 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(30.39)	[1]	(29.80)	[1]	(27.90)	[1]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	(37.60)		(55.16)		206.79
Net gains (losses) from U.S. Treasury obligations	0.14	[1]	(0.68)	[1]	(0.41)	[1]
Net income (loss) from operations	(67.85)		(85.64)		178.48
Less profit share allocated to Managing Owner	0.00		0.06		47.12
Net income (loss) after profit allocation	(67.85)		(85.70)		131.36
NET ASSET VALUE - Beginning of year	1,267.10		1,352.80		1,221.44
NET ASSET VALUE - End of year	1,199.25		1,267.10		1,352.80
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(2.52%)		(2.27%)		(2.19%)
Total expenses	2.67%		2.50%		2.55%
Profit share allocation	0.00%		0.01%		3.70%
Total expenses and profit share allocation	2.67%		2.51%		6.25%
Total return before profit share allocation	(5.35%)		(6.33%)		13.71%
Profit share allocation	0.00%		(0.01%)		(2.96%)
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(5.35%)		(6.34%)		10.75%
Series 4 Unitholders [Member]
Net income (loss) from operations:
Net investment loss	(6.59)	[1]	(3.46)	[1]	(0.38)	[1],[2]
Net realized and unrealized gains (losses) on trading of futures and forward currency contracts	(38.53)		(54.83)		51.13	[2]
Net gains (losses) from U.S. Treasury obligations	0.14	[1]	(0.63)	[1]	(0.07)	[1],[2]
Net income (loss) from operations	(44.98)		(58.92)		50.68	[2]
Less profit share allocated to Managing Owner	0.00		0.00		0.00	[2]
Net income (loss) after profit allocation	(44.98)		(58.92)		50.68	[2]
NET ASSET VALUE - Beginning of year	1,307.09		1,366.01	[2]	1,315.33	[2]
NET ASSET VALUE - End of year	$ 1,262.11		$ 1,307.09		$ 1,366.01	[2]
RATIOS TO AVERAGE CAPITAL:
Net investment loss	(0.52%)		(0.26%)		(0.17%)	[2]
Total expenses	0.67%		0.49%		0.47%	[2]
Profit share allocation	0.00%		0.00%		0.00%	[2]
Total expenses and profit share allocation	0.67%		0.49%		0.47%	[2]
Total return before profit share allocation	(3.44%)		(4.31%)		3.85%	[2]
Profit share allocation	0.00%		0.00%		0.00%	[2]
TOTAL RETURN AFTER PROFIT SHARE ALLOCATION	(3.44%)		(4.31%)		3.85%	[2]

[1]	Calculated based on the weighted average number of units during the year/period, see Note 7.
[2]	Series 2 units were first issued on April 1, 2010. Series 4 units were first issued on November 1, 2010. Net investment loss and total expense ratios for Series 2 and 4 for the periods ended December 31, 2010 have been annualized.